FAIR-VALUE MEASUREMENT - Reconciliation of the fair value measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FAIR-VALUE MEASUREMENT
Beginning balance	$ 12,188
Transfer to level 2		$ (11,565)
Transfer from level 2	12,068	5,218
Addition	(8,364)
Realized gain/Impairment loss	$ (2,869)	31
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Realized Investment Gains Losses
Unrealized loss	$ (1,813)	(1,417)
Disposal	(275)	(1,260)
Ending balance	$ 27,663	12,188
Redeemable preferred shares
FAIR-VALUE MEASUREMENT
Beginning balance		$ 21,181